Income Taxes Deferred income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Increase (Decrease) Total Valuation Allowance	$ 113,000,000	$ 65,000,000
Decrease in U.S. Valuation Allowance	116,000,000	54,000,000
Increase (Decrease) in Foreign Valuation Allowance	(3,000,000)	(11,000,000)
Operating Loss Carryforwards	859,000,000	704,000,000	$ 585,000,000
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Inventory	7,000,000	12,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	8,000,000	12,000,000
Non current deferred tax asset - amortization	0	14,000,000
Non current deferred tax asset - Depreciation	0	0
Non current deferred tax asset - Pension	81,000,000	131,000,000
Non current deferred tax asset - Net operating losses	110,000,000	132,000,000
Non current deferred tax asset - Branch accounting future credits	14,000,000	26,000,000
Non current deferred tax asset - Reserves	11,000,000	23,000,000
Non current deferred tax asset - Deferred interest deductions	0	0
Non current deferred tax asset - Other	0	0
Deferred Tax Assets, Gross	244,000,000	371,000,000
Valuation Allowance, Amount	181,000,000	297,000,000
Deferred Tax Assets, Net of Valuation Allowance	63,000,000	74,000,000
Current deferred tax liability - Inventory	0	0
Non current deferred tax liability - Amortization	13,000,000	0
Non current deferred tax liability - Depreciation	49,000,000	72,000,000
Non current deferred tax liability - Other	1,000,000	2,000,000
Deferred Tax Liabilities, Gross	63,000,000	74,000,000
Deferred taxes, net	0	0
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Inventory	3,000,000	5,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	3,000,000	3,000,000
Non current deferred tax asset - amortization	10,000,000	14,000,000
Non current deferred tax asset - Depreciation	2,000,000	2,000,000
Non current deferred tax asset - Pension	41,000,000	40,000,000
Non current deferred tax asset - Net operating losses	120,000,000	102,000,000
Non current deferred tax asset - Branch accounting future credits	0	0
Non current deferred tax asset - Reserves	7,000,000	8,000,000
Non current deferred tax asset - Deferred interest deductions	55,000,000	61,000,000
Non current deferred tax asset - Other	3,000,000	3,000,000
Deferred Tax Assets, Gross	247,000,000	239,000,000
Valuation Allowance, Amount	190,000,000	187,000,000
Deferred Tax Assets, Net of Valuation Allowance	57,000,000	52,000,000
Current deferred tax liability - Inventory	3,000,000	3,000,000
Non current deferred tax liability - Amortization	30,000,000	32,000,000
Non current deferred tax liability - Depreciation	51,000,000	54,000,000
Non current deferred tax liability - Other	21,000,000	19,000,000
Deferred Tax Liabilities, Gross	106,000,000	109,000,000
Deferred taxes, net	$ (49,000,000)	$ (57,000,000)